Commitments & Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 04, 2019	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Amended and restated forward purchase agreement		Agreed to purchase up to an aggregate maximum amount of $150,000,000 of either (i) a number of units (the “IPO Forward Purchase Units”), consisting of one share of Class A common stock (the “IPO Forward Purchase Shares”) and one-half of one redeemable warrant (the “IPO Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of IPO Forward Purchase Shares for $9.67 per share (such IPO Forward Purchase Shares valued at $9.67 per share or the IPO Forward Purchase Units, as the case may be, the “IPO Forward Purchase Securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination.	Agreed to purchase up to an aggregate maximum amount of $150,000,000 of either (i) a number of units (the “Forward Purchase Units”), consisting of one share of Class A common stock (the “Forward Purchase Shares”) and one-half of one redeemable warrant (the “Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.67 per share (such Forward Purchase Shares valued at $9.67 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination.
Underwriting agreement purchase	800,917	3,375,000	3,375,000
Proposed offering price		$ 10.00	$ 10.00
Underwriting agreement description		The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions.
Deferred legal fees		$ 150,000	$ 150,000